Fair Value of Financial Assets - Summary of marketable securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2018
Marketable Securities [Line Items]
Gross unrealized losses	$ 0	$ (9)
Fair Value, Recurring [Member]
Marketable Securities [Line Items]
Amortized cost	221,735	67,574
Gross unrealized gain	26	0
Estimated fair value	221,761	67,565
Fair Value, Recurring [Member] | U.S. treasury securities
Marketable Securities [Line Items]
Amortized cost	132,184	67,574
Gross unrealized gain	16	0
Gross unrealized losses	0	(9)
Estimated fair value	132,200	$ 67,565
Fair Value, Recurring [Member] | U.S. government agency bonds
Marketable Securities [Line Items]
Amortized cost	11,995
Gross unrealized gain	2
Estimated fair value	11,997
Fair Value, Recurring [Member] | Commercial paper
Marketable Securities [Line Items]
Amortized cost	59,891
Estimated fair value	59,891
Fair Value, Recurring [Member] | Corporate debt securities
Marketable Securities [Line Items]
Amortized cost	17,665
Gross unrealized gain	8
Estimated fair value	$ 17,673